Remaining performance obligations (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Remaining performance obligations
The following table shows revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at December 31, 2024.

	2025	2026	2027	2028	2029	Thereafter	Total
Bell CTS	2,944	1,663	657	314	132	425	6,135